    As filed with the Securities and Exchange Commission on August 22, 2000
                                                     Registration No. 333-33004



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


     [ ] Pre-Effective Amendment No. ___ [X] Post-Effective Amendment No. 1


                                AIM GROWTH SERIES
               (Exact Name of Registrant as Specified in Charter)

                 11 GREENWAY PLAZA, SUITE 100, HOUSTON, TX 77046
               (Address of Principal Executive Offices) (Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (713) 626-1919

                                       COPIES TO:

Samuel D. Sirko, Esq.                         Arthur J. Brown, Esq.
A I M Advisors, Inc.                          R. Darrell Mounts, Esq.
11 Greenway Plaza, Suite 100                  Kirkpatrick & Lockhart LLP
Houston, Texas 77046                          1800 Massachusetts Avenue, N.W.,
(Name and Address of Agent for Service)       2nd Floor
                                              Washington, D.C. 20036

 Approximate Date of Proposed Public Offering: as soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.



       It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b)(1)(v).



      No filing fee is required because of reliance on Section 24(f) of the
                  Investment Company Act of 1940, as amended.

         In accordance with the guidance provided in the comment letter to the registrants dated February 15, 1996, this Post-effective Amendment to Registration Statement on Form N-14 is being filed to file a copy of Exhibit 12, the opinion and consent of Kirkpatrick & Lockhart, LLP, supporting the tax matters and consequences to shareholders discussed on the prospectus previously filed under Registration No. 333-33004. This Post-effective Amendment consists of the facing page, this page, Item 16 from Part C of the Registration Statement marked to show revisions, a signature page, exhibit index and the exhibit described therein.

                                     PART C
                                OTHER INFORMATION



ITEM 16. EXHIBITS

Exhibit
Number                     Description

(1)      (a)      -        Agreement and Declaration of Trust of the Registrant,
                           dated May 7, 1998, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 43 to the
                           Registration Statement on Form N-1A, filed on June
                           1,1998, and is hereby incorporated by reference.

         (b)      -        First Amendment, dated September 8, 1998, to the
                           Agreement and Declaration of Trust of the Registrant, dated May 7, 1998, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 46 to the
                           Registration Statement on Form N-1A, filed on
                           February 12, 1999, and is hereby incorporated by reference.

         (c)      -        Second Amendment, dated December 10, 1998, to the
                           Agreement and Declaration of Trust of the Registrant, dated May 7, 1998, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47 to the
                           Registration Statement on Form N-1A, filed on April
                           14, 1999, and is hereby incorporated by reference.

         (d)      -        Third Amendment, dated February 16, 1999, to the
                           Agreement and Declaration of Trust of the Registrant, dated May 7, 1998, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47 to the
                           Registration Statement on Form N-1A, filed on April
                           14, 1999, and is hereby incorporated by reference.

         (e)      -        Fourth Amendment, dated February 16, 1999, to the
                           Agreement and Declaration of Trust of the Registrant, dated May 7, 1998, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47 to the
                           Registration Statement on Form N-1A, filed on April
                           14, 1999, and is hereby incorporated by reference.


         (f)      -        Fifth Amendment, dated February 11, 2000, to the
                           Agreement and Declaration of Trust of the Registrant, dated May 7, 1998, was filed electronically as an Exhibit to the Registration Statement on Form N-14 filed on March 22, 2000, and is hereby incorporated by reference.


(2)      (a)      -        Bylaws of the Registrant, dated May 7, 1998, were
                           filed as an exhibit to Post-Effective Amendment No.
                           43 to the Registration Statement on Form N-1A, filed
                           June 1, 1998, and is hereby incorporated by reference.

         (b)      -        Amendment No. 1, dated December 10, 1998, to the
                           Bylaws of the Registrant, dated May 7, 1998, was filed as an Exhibit to Registrant's Post-Effective
                           Amendment No. 47 to the Registration Statement on
                           Form N-1A, filed on April 14, 1999.

         (c)      -        Amended and Restated By-Laws of Registrant, dated
                           December 10, 1998, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47 to the
                           Registration Statement on Form N-1A, filed on April
                           14, 1999, and is hereby incorporated by reference.

(3)               -        Voting Trust Agreements - None.

(4)               -        A copy of the form of Agreement and Plan of
                           Reorganization was filed electronically as Appendix I to the Prospectus contained in the Registration
                           Statement on Form N-14 filed on March 22, 2000, and is hereby incorporated by reference.

(5)               -        Provisions of instruments defining the rights of
                           holders of Registrant's securities are contained in the Articles II, VI, VII, VIII and IX of Registrant's
                           Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective
                           Amendment No. 43 to the Registration Statement on
                           Form N-1A, filed on June 1, 1998, and is hereby incorporated by reference. Such provisions are also contained in Articles IV, V, VI, VII and VIII of
                           Registrant's Amended and Restated By-Laws, which were filed as an Exhibit to Post-Effective Amendment No.
                           47 to the Registration Statement on Form N-1A, filed on April 14, 1999, and are hereby incorporated by reference.

(6)      (a)      -        Investment Management and Administration Contract,
                           dated May 29, 1998, between Registrant and A I M
                           Advisors, Inc., was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45 to the
                           Registration Statement on Form N-1A, filed on August
                           26, 1998, and is hereby incorporated by reference.

         (b)      -        Form of Amended and Restated Investment Management
                           and Administration Contract between Registrant and A
                           I M Advisors, Inc. was filed electronically as an exhibit to Post-Effective Amendment No. 47 on Apr.
                           14, 1999, and is hereby incorporated by reference.

         (c)      -        Administration Contract, dated May 29, 1998, between
                           Registrant and A I M Advisors, Inc., was filed as an
                           Exhibit to Registrant's Post-Effective Amendment No.
                           45 to the Registration Statement on Form N-1A, filed on August 26, 1998, and is hereby incorporated by reference.

         (d)      -        Sub-Administration Contract, dated May 29, 1998,
                           between A I M Advisors, Inc. and INVESCO (NY), Inc.
                           with respect to Registrant,
                           was filed as an Exhibit to Registrant's
                           Post-Effective Amendment No. 45 to the Registration
                           Statement on Form N-1A, filed on August 26, 1998.

         (e)      -        Sub-Advisory and Sub-Administration Contract, dated
                           May 29, 1998, between A I M Advisors, Inc. and
                           INVESCO (NY), Inc., with respect to Registrant, was filed as an Exhibit to Registrant's Post-Effective
                           Amendment No. 45 to the Registration Statement on
                           Form N-1A, filed on August 26, 1998.

         (f)      -        Sub-Advisory Contract, dated December 14, 1998,
                           between A I M Advisors, Inc. and INVESCO (NY), Inc., with respect to Registrant, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A, filed on April 14, 1999, and is hereby incorporated by reference.

         (g)      -        Form of Sub-Advisory Contract, dated December 14,
                           1998, between A I M Advisors, Inc. and INVESCO Asset
                           Management Limited, with respect to Registrant, was filed as an Exhibit to Registrant's Post-Effective
                           Amendment No. 47 to the Registration Statement on
                           Form N-1A, filed on April 14, 1999, and is hereby incorporated by reference.

         (h)      -        Amended and Restated Sub-Advisory Contract, dated
                           February 12, 1999, between A I M Advisors, Inc. and
                           INVESCO Asset Management Limited, with respect to
                           Registrant, was filed as an Exhibit to Registrant's
                           Post-Effective Amendment No. 47 to the Registration
                           Statement on Form N-1A, filed on April 14, 1999, and is hereby incorporated by reference.

         (i)      -        Form of Sub-Advisory Contract, dated April 1, 1999,
                           between A I M Advisors, Inc. and INVESCO Asset
                           Management (Japan) Limited, with respect to Registrant, was filed as an Exhibit to Registrant's
                           Post-Effective Amendment No. 47 to the Registration
                           Statement on Form N-1A, filed on April 14, 1999, and is hereby incorporated by reference.

         (j)      -        Form of Sub-Advisory Contract, dated April 1, 1999,
                           between A I M Advisors, Inc. and INVESCO Asia
                           Limited, with respect to Registrant, was filed as an Exhibit to Registrant's Post-Effective Amendment No.
                           47 to the Registration Statement on Form N-1A, filed on April 14, 1999, and is hereby incorporated by reference.

         (k)      -        Investment Management and Administration Contract,
                           dated May 29, 1998, between Growth Portfolio and A I
                           M Advisors, Inc., was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45 to the
                           Registration Statement on Form N-1A, filed on August
                           26, 1998, and is hereby incorporated by reference.

         (l)      -        Sub-Advisory and Sub-Administration Contract, dated
                           May 29, 1998, between A I M Advisors, Inc. and
                           INVESCO (NY), Inc. with respect to Growth Portfolio, was filed as an Exhibit to Registrant's
                           Post-Effective Amendment No. 45 to the Registration
                           Statement on Form N-1A, filed on August 26, 1998.

(7)      (a)      -        Distribution Agreement, dated May 29, 1998, between
                           Registrant and A I M Distributors, Inc. with respect to Class A shares was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45 to the
                           Registration Statement on Form N-1A, filed on August
                           26, 1998.

         (b)      -        Distribution Agreement, dated May 29, 1998, between
                           Registrant and A I M Distributors, Inc. with respect to Class B shares was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45 to the
                           Registration Statement on Form N-1A, filed on August
                           26, 1998, and is hereby incorporated by reference.

         (c)      -        Master Distribution Agreement, dated May 3, 1999,
                           between Registrant and A I M Distributors, Inc. with respect to Class A and Class C shares, was filed as an Exhibit to Post-Effective Amendment No. 47 to the
                           Registration Statement on Form N-1A, filed on April
                           14, 1999, and is hereby incorporated by reference.

         (d)      -        Amendment No. 1, dated March 18, 1999, to the
                           Distribution Agreement between Registrant and A I M
                           Distributors, Inc. with respect to Class B shares, dated May 29, 1998, was filed as an exhibit to Post-Effective Amendment No. 47 to the Registration
                           Statement on Form N-1A, filed on April 14, 1999, and is hereby incorporated by reference.

         (e)      -        Form of Selected Dealer Agreement between A I M
                           Distributors, Inc. and selected dealers was filed as an exhibit to Post-Effective Amendment No. 46 on Feb.
                           12, 1999, and is hereby incorporated by reference.

         (f)      -        Form of Bank Selling Group Agreement between A I M
                           Distributors, Inc. and banks was filed as an exhibit to Post-Effective Amendment No. 46 on Feb. 12, 1999, and is hereby incorporated by reference.

(8)               -        Agreements Concerning Officers and Directors/Trustees
                           Benefits - None.

(9)      (a)      -        Custodian Contract, dated September 15, 1988, between
                           Registrant and State Street Bank and Trust Company was filed as an exhibit to Post-Effective Amendment
                           No. 46 to the Registration Statement on Form N-1A, filed on February 12, 1999, and is hereby incorporated by reference.

         (b)      -        Amendment (1994) to the Custodian Contract, dated
                           September 15, 1988, between Registrant and State
                           Street Bank and Trust Company was filed as an Exhibit to Post-Effective Amendment No. 46 to the
                           Registration Statement on Form N-1A, filed on
                           February 12, 1999, and is hereby incorporated by reference.

         (c)      -        Amendment, dated June 20, 1995, to the Custodian
                           Contract, dated September 15, 1988, between
                           Registrant and State Street Bank and Trust Company was filed as an Exhibit to Post-Effective Amendment
                           No. 46 to the Registration Statement on Form N-1A, filed on February 12, 1999, and is hereby incorporated by reference.

         (d)      -        Notice of Addition of Funds, dated August 1, 1995,
                           to the Custodian Contract, dated September 15, 1988, between State Street Bank and Trust Company and
                           Registrant was filed as an Exhibit to Registrant's
                           Post-Effective Amendment No. 47 to the Registration
                           Statement on Form N-1A, filed on April 14, 1999, and is hereby incorporated by reference.

         (e)      -        Notice of Transfer, dated May 28, 1998, to the
                           Custodian, amending the Custodian Contract, dated
                           September 15, 1988, between State Street Bank and
                           Trust Company and Registrant was filed as an Exhibit to Registrant's Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A, filed on February 12, 1999, and is hereby incorporated by reference.

         (f)      -        Amendment, dated January 26, 1999, to the Custodian
                           Contract, dated September 15, 1988, between
                           Registrant and State Street Bank and Trust Company was filed as an Exhibit to Post-Effective Amendment
                           No. 46 to the Registration Statement on Form N-1A, filed on February 12, 1999, and is hereby incorporated by reference.

         (g)      -        Transfer Agency and Service Agreement between
                           Registrant and A I M Fund Services, Inc., dated
                           September 8, 1998, was filed as an Exhibit to Post-Effective Amendment No. 46 to the Registration
                           Statement on Form N-1A, filed on February 12, 1999, and is hereby incorporated by reference.

         (h)      -        Amendment No. 1, dated May 3, 1999, to the Transfer
                           Agency and Service Agreement between Registrant and A
                           I M Fund Services, Inc., dated September 8, 1998, was filed as an Exhibit to Post-Effective Amendment No.
                           47 to the Registration Statement on Form N-1A, filed on April 14, 1999, and is hereby incorporated by reference.

         (i)      -        Remote Access and Related Services Agreement, dated
                           as of December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. (formerly,
                           The Shareholder Services Group, Inc.) was filed as an
                           Exhibit to Post-Effective Amendment No. 45 to the
                           Registration Statement
                           on Form N-1A, filed on August 26, 1998, and is hereby incorporated by reference.

         (j)      -        Amendment No. 1, dated October 4, 1995, to the Remote
                           Access and Related Services Agreement, dated as of December 23, 1994, between Registrant and First Data
                           Investor Services Group, Inc. (formerly, The
                           Shareholder Services Group, Inc.) was filed as an Exhibit to Post-Effective Amendment No. 45 to the
                           Registration Statement on Form N-1A, filed on August
                           26, 1998, and is hereby incorporated by reference.

         (k)      -        Addendum No. 2, dated October 12, 1995, to the Remote
                           Access and Related Services Agreement, dated as of December 23, 1994, between Registrant and First Data
                           Investor Services Group, Inc. (formerly, The
                           Shareholder Services Group, Inc.) was filed as an Exhibit to Post-Effective Amendment No. 45 to the
                           Registration Statement on Form N-1A, filed on August
                           26, 1998, and is hereby incorporated by reference.

         (l)      -        Amendment No. 3, dated February 1, 1997, to the
                           Remote Access and Related Services Agreement, dated as of December 23, 1994, between Registrant and First
                           Data Investor Services Group, Inc. (formerly, The
                           Shareholder Services Group, Inc.) was filed as an Exhibit to Post-Effective Amendment No. 45 to the
                           Registration Statement on Form N-1A, filed on August
                           26, 1998, and is hereby incorporated by reference.

         (m)      -        Amendment No. 4, dated June 30, 1998, to the Remote
                           Access and Related Services Agreement, dated as of December 23, 1994, between Registrant and First Data
                           Investor Services Group, Inc. (formerly, The
                           Shareholder Services Group, Inc.) was filed as an Exhibit to Post-Effective Amendment No. 46 to the
                           Registration Statement on Form N-1A, filed on
                           February 12, 1999, and is hereby incorporated by reference.

         (n)      -        Amendment No. 5, dated July 1, 1998, to the Remote
                           Access and Related Services Agreement, dated as of December 23, 1994, between Registrant and First Data
                           Investor Services Group, Inc. (formerly, The
                           Shareholder Services Group, Inc.) was filed as an Exhibit to Post-Effective Amendment No. 46 to the
                           Registration Statement on Form N-1A, filed on
                           February 12, 1999, and is hereby incorporated by reference.

         (o)      -        Exhibit 1, effective as of August 4, 1997, to the
                           Remote Access and Related Services Agreement, dated as of December 23, 1994, between Registrant and First
                           Data Investor Services Group, Inc. (formerly, The
                           Shareholder Services Group, Inc.) was filed as an Exhibit to Post-Effective Amendment No. 45 to the
                           Registration Statement on Form N-1A, filed on August
                           26, 1998, and is hereby incorporated by reference.

         (p)      -        Preferred Registration Technology Escrow Agreement,
                           dated September 10, 1997, between Registrant and
                           First Data Investor Services Group, Inc. (formerly,
                           The Shareholder Services Group, Inc.) was filed as an
                           Exhibit to Post-Effective Amendment No. 45 to the
                           Registration Statement on Form N-1A, filed on August
                           26, 1998, and is hereby incorporated by reference.

(10)     (a)      -        Distribution Plan adopted pursuant to Rule 12b-1 with
                           respect to Class A shares was filed as an Exhibit to Registrant's Post-Effective Amendment No. 46 to the
                           Registration Statement on Form N-1A, filed on
                           February 12, 1999.

         (b)      -        Distribution Plan adopted pursuant to Rule 12b-1
                           with respect to Class B shares was filed as an Exhibit to Registrant's Post-Effective Amendment No.
                           46 to the Registration Statement on Form N-1A, filed on February 12, 1999, and is hereby incorporated by reference.

         (c)      -        Master Distribution Plan pursuant to Rule 12b-1
                           with respect to Class A and Class C shares was filed as an Exhibit to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A, dated April
                           14, 1999, and is hereby incorporated by reference.

         (d)      -        Amendment No. 1, dated March 18, 1999, to the
                           Distribution Plan adopted pursuant to Rule 12b-1 with respect to Class B shares was filed as an Exhibit to Post-Effective Amendment No. 47 to the Registration
                           Statement on Form N-1A, dated April 14, 1999, and is hereby incorporated by reference.

         (e)      -        Rule 18f-3 Multiple Class Plan was filed as an
                           Exhibit to Post-Effective Amendment No. 45 to the
                           Registration Statement on Form N-1A, dated August 26,
                           1998, and is hereby incorporated by reference.

(11)     (a)      -        Opinion and Consent of Kirkpatrick & Lockhart LLP as
                           to the legality of the securities being registered was filed electronically as an Exhibit to the Registration Statement on Form N-14 filed on March
                           22, 2000, and is hereby incorporated by reference.

         (b)      -        Opinion and Consent of Delaware Counsel was filed
                           electronically as an Exhibit to the Registration
                           Statement on Form N-14 filed on March 22, 2000, and is hereby incorporated by reference.

(12)              -        Opinion and Consent of Kirkpatrick & Lockhart LLP
                           supporting the tax matters and consequences to shareholders discussed in the prospectus is filed herewith electronically.

(13)     (a)      -        Form of Fund Accounting and Pricing Agent Agreement
                           between Registrant and INVESCO (NY), Inc. was filed electronically as an exhibit to Post-Effective
                           Amendment No. 45 on Aug. 26,1998.

         (b)      -        Form of Fund Accounting and Pricing Agent between
                           A I M Advisors, Inc. and Registrant was filed electronically as an exhibit to Post-Effective
                           Amendment No. 46 on Feb. 12, 1999, and is hereby incorporated by reference.

         (c)      -        Form of Shareholder Service Agreement to be used in
                           connection with Registrant's Distribution Plans was filed as an exhibit to Post-Effective Amendment No.
                           46 on Feb. 12, 1999, and is hereby incorporated by reference.

         (d)      -        Form of Bank Shareholder Service Agreement to be used
                           in connection with Registrant's Distribution Plans was filed electronically as an exhibit to Post-Effective Amendment No. 46 on Feb. 12, 1999, and is hereby incorporated by reference.

         (e)      -        Form of Agency Pricing Agreement (for Class A shares)
                           to be used in connection with Registrant's
                           Distribution Plans was filed electronically as an exhibit to Post-Effective Amendment No. 46 on Feb.
                           12, 1999, and is hereby incorporated by reference.

         (f)      -        Form of Service Agreement for Bank Trust Department
                           and for Broker to be used in connection with Registrant's Distribution Plans was filed electronically as an exhibit to Post-Effective
                           Amendment No. 46 on Feb. 12, 1999, and is hereby incorporated by reference.

(14)     (a)      -        Regarding opinions, appraisals or rulings and
                           consents relied on in preparing this Registration
                           Statement and required by Section 7 of the Securities
                           Act of 1933, the Consent of PricewaterhouseCoopers
                           LLP was filed electronically as an Exhibit to the Registration Statement on Form N-14 filed on March
                           22, 2000, and is hereby incorporated by reference.

         (b) Regarding opinions, appraisals or rulings and consents relied on in preparing this Registration Statement and required by Section 7 of the Securities Act of 1933, the Consent of KPMG LLP was filed electronically as an Exhibit to the Registration Statement on Form N-14 filed on March 22, 2000, and is hereby incorporated by reference.

(15)              -        Financial Statements - None.

(16)              -        Powers of Attorney.

(17)              -        Form of Proxy was filed electronically as an Exhibit
                           to the Registration Statement on Form N-14 filed on March 22, 2000, and is hereby incorporated by reference.

                                   SIGNATURES

     Pursuant to the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-effective Amendment No. 1 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-effective Amendment on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Houston, and the State of Texas, on the 22nd day of August, 2000.

                                       AIM GROWTH SERIES
                                            Registrant

                                       By: /s/ ROBERT H. GRAHAM
                                          --------------------------------------
                                          Robert H. Graham
                                          President

         Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment on Form N-14 has been signed below by the following persons in the capacities indicated.

SIGNATURES                             TITLE                                  DATE
----------                             -----                                  ----
/s/ ROBERT H. GRAHAM
----------------------------------
Robert H. Graham                       President, Trustee and                 August 22, 2000
                                       Chairman of the Board
                                       (Principal Executive Officer)

/s/ DANA R. SUTTON
----------------------------------
Dana R. Sutton                         Vice President & Treasurer             August 22, 2000
                                       (Principal Financial and
                                       Accounting Officer)
               *
----------------------------------
C. Derek Anderson                      Trustee                                August 22, 2000

               *
----------------------------------
Frank S. Bayley                        Trustee                                August 22, 2000

               *
----------------------------------
Ruth H. Quigley                        Trustee                                August 22, 2000


* By: /s/ CAROL F. RELIHAN
     -----------------------------
     Carol F. Relihan
     Attorney-In-Fact

                                   SIGNATURES

     Pursuant to the Securities Act of 1933, as amended, Growth Portfolio has duly caused this Post-effective Amendment on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Houston, and the State of Texas, on the 22nd day of August, 2000.

                                       GROWTH PORTFOLIO


                                       By: /s/ ROBERT H. GRAHAM
                                          --------------------------
                                          Robert H. Graham
                                          President

         Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment on Form N-14 has been signed below by the following persons in the capacities indicated.

SIGNATURES                             TITLE                                      DATE
----------                             -----                                      ----
/s/ ROBERT H. GRAHAM
----------------------------------
Robert H. Graham                       President, Trustee and                     August 22, 2000
                                       Chairman of the Board
                                       (Principal Executive Officer)

/s/ DANA R. SUTTON
----------------------------------
Dana R. Sutton                         Vice President & Treasurer                 August 22, 2000
                                       (Principal Financial and Accounting
                                       Officer)

                *
----------------------------------
C. Derek Anderson                      Trustee                                    August 22, 2000

                *
----------------------------------
Frank S. Bayley                        Trustee                                    August 22, 2000

                *
----------------------------------
Ruth H. Quigley                        Trustee                                    August 22, 2000


* By: /s/ CAROL F. RELIHAN
     -----------------------------
     Carol F. Relihan
     Attorney-In-Fact

                                INDEX TO EXHIBITS

EXHIBIT
NO.            DESCRIPTION
-------        -----------
  12           Opinion of Kirkpatrick & Lockhart LLP as to tax matters

  16           Powers of Attorney